Derivative Liabilities - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
		Dec. 31, 2016	Feb. 24, 2016	Dec. 31, 2015	Dec. 30, 2015	Feb. 29, 2016	Dec. 31, 2015	Mar. 31, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Feb. 28, 2015
Derivative [Line Items]
Valuation method								The Black-Scholes option-pricing model			The Black-Scholes option-pricing model
Derivative liability fair value				$ 43,181,472			$ 43,181,472	$ 21,011,177			$ 43,181,472	$ 9,998,636
Warrants Exercisable				13,219,597			13,219,597	66,789,624			13,219,597	5,447,940
Warrants issuance, fair value								$ 5,091,677			$ 56,026,979	$ 2,487,726
Maximum
Derivative [Line Items]
Percentage of common stock outstanding					19.90%
Subordination Warrants
Derivative [Line Items]
Warrant to acquire common stock							3,015
Securities Purchase Agreement
Derivative [Line Items]
Warrant, exercise price								$ 5.60
Securities Purchase Agreement | Senior Secured Convertible Note
Derivative [Line Items]
Percentage of common stock outstanding					19.90%
Securities Purchase Agreement | Embedded Derivative Financial Instruments | Senior Secured Convertible Note
Derivative [Line Items]
Fair value of conversion feature								$ 35,096,383
Common Stock
Derivative [Line Items]
Valuation method					Binomial model with Monte Carlo simulation
Common Stock | Subordination Warrants
Derivative [Line Items]
Warrants issued					3,015
Warrants Exercisable				3,015			3,015				3,015
Scenario, Forecast | Common Stock | Subordination Warrants
Derivative [Line Items]
Percentage of common stock outstanding										0.50%
Class A Warrant
Derivative [Line Items]
Closing price of common stock				$ 64.75			$ 64.75				$ 64.75
Warrant, exercise price				$ 0.03		$ 5.60	$ 0.03				0.03	$ 4.92	$ 2.20	$ 4.92
Warrant, fair value								$ 7.17			$ 32.90
Warrants Exercisable				1,532,598			1,532,598	1,532,598			1,532,598	2,041,239
Class A Warrant | Maximum
Derivative [Line Items]
Warrant, exercise price								$ 0.0027
Class B Warrant
Derivative [Line Items]
Closing price of common stock				$ 64.75			$ 64.75				$ 64.75
Warrant, exercise price				$ 0.03		5.60	$ 0.03				0.03	$ 0.20
Warrant, fair value								$ 7.17			$ 32.90
Warrants Exercisable				1,310,956			1,310,956	1,310,956			1,310,956	1,645,845
Class B Warrant | Maximum
Derivative [Line Items]
Warrant, exercise price								$ 0.0027
Common Warrants
Derivative [Line Items]
Closing price of common stock				$ 64.75			$ 64.75				$ 64.75
Warrant, exercise price				$ 0.03			$ 0.03				0.03
Warrant, fair value								$ 7.17			$ 32.90
Warrants Exercisable				463,356			463,356	463,356			463,356	438,356
Common Warrants | Maximum
Derivative [Line Items]
Warrant, exercise price				$ 32			$ 32	$ 32.0000			$ 32	$ 32
Class A And Class B Warrants
Derivative [Line Items]
Derivative liability fair value				$ 61,941			$ 61,941	$ 13,500			$ 61,941
Series C Warrant
Derivative [Line Items]
Closing price of common stock				$ 5,355.00			$ 5,355.00				$ 5,355.00
Warrant, exercise price				$ 2.55			$ 2.55				$ 2.55
Valuation method											Black Scholes formula
Derivative liability fair value				$ 12,404,503			$ 12,404,503				$ 12,404,503
Expected volatility											135.00%
Contractual Term											5 years
Risk Free Rate											1.61%
Exercise Price				$ 2.55			$ 2.55				$ 2.55
Warrants Exercisable				5,229,973			5,229,973				5,229,973			10,378
Series D Warrant
Derivative [Line Items]
Warrant, exercise price				$ 1.85			$ 1.85				$ 1.85
Warrant to acquire common stock					100,090		100,090
Warrants Exercisable				3,503,116			3,503,116	3,503,116			3,503,116
Series D Warrant | Maximum
Derivative [Line Items]
Warrant, exercise price								$ 0.0027
Series D Warrant | Subordination Warrants
Derivative [Line Items]
Closing price of common stock								$ 7.17
Expected volatility				215.00%				230.00%	[1]
Contractual Term				5 years 6 months				5 years 3 months
Risk Free Rate				1.80%				1.21%	[2]
Exercise Price				$ 64.75			$ 64.75	$ 5.60	[3]		$ 64.75
Series D Warrant | Subordination Warrants | Embedded Derivative Financial Instruments
Derivative [Line Items]
Warrants, fair value								$ 9,019,277
Series D Warrant | Subordination Warrants | Maximum
Derivative [Line Items]
Closing price of common stock				38.50			38.50				38.50
Series D Warrant | Securities Purchase Agreement
Derivative [Line Items]
Warrants Exercisable								100,090
Series D Warrant | Securities Purchase Agreement | Senior Secured Convertible Note
Derivative [Line Items]
Warrant, exercise price					$ 64.75
Warrants Exercisable					100,090
Series D Warrant | Common Stock
Derivative [Line Items]
Warrant, exercise price				$ 64.75		5.60	$ 64.75	$ 7.00			$ 64.75
Warrants Exercisable				100,090			100,090				100,090
Series D Warrant | Scenario, Forecast
Derivative [Line Items]
Percentage of common stock outstanding										16.60%
Series D Warrant | Scenario, Forecast | Securities Purchase Agreement | Senior Secured Convertible Note
Derivative [Line Items]
Percentage of common stock outstanding		16.60%
Series B Warrant
Derivative [Line Items]
Warrant, exercise price				$ 8.75		16,873.50	$ 8.75				$ 8.75
Warrant, fair value								$ 7.17
Warrants Exercisable				1,074,082			1,074,082	1,074,082			1,074,082
Series B Warrant | Maximum
Derivative [Line Items]
Warrant, exercise price								$ 8.0400
Series E Warrants
Derivative [Line Items]
Closing price of common stock			$ 6.82					$ 7.17
Warrant, exercise price						$ 8.75
Expected volatility	[1]		225.00%					230.00%
Contractual Term			6 years 4 days					5 years 10 months 28 days
Risk Free Rate	[2]		2.73%					2.75%
Exercise Price	[4]		$ 8.75					$ 8.75
Warrants, fair value								$ 11,978,400
Warrants Exercisable						1,680,000		58,800,000
Warrants issuance, fair value								$ 11,390,400
Series E Warrants | Maximum
Derivative [Line Items]
Warrant, exercise price								$ 0.2500
Series E Warrants | Securities Purchase Agreement | Senior Secured Convertible Note
Derivative [Line Items]
Percentage of common stock outstanding						7.00%

[1]	The volatility factor was estimated by using the historical volatilities of the Company's trading history.
[2]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[3]	The exercise price of the Series D and Subordination Warrants as defined in the warrant agreement
[4]	The exercise price of the Series E Warrants as defined in the warrant agreement.